S000051556 [Member] Annual Fund Operating Expenses - FlexShares Real Assets Allocation Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2026
FlexShares Real Assets Allocation Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.98%	[1]
Fee Waiver or Reimbursement	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	0.49%	[3]

[1]	The “Total Annual Fund Operating Expenses” may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[2]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses (“Acquired Fund Fees and Expenses”)) to the extent the “Total Annual Fund Operating Expenses” exceed 0.49%. This contractual limitation may not be terminated before March 1, 2026 without the approval of the Fund’s Board of Trustees. NTI also has contractually agreed until March 1, 2026 to waive a portion of its Management Fees and/or reimburse certain operating expenses in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in the Underlying Fund (as defined below). The Fund’s Board of Trustees may terminate the contractual agreements at any time if it determines that it is in the best interest of the Fund and its shareholders.
[3]	"Total Annual Fund Operating Expenses After Expense Reimbursement" has been restated to reflect current fees.